Average Annual Total Returns - Service - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - Service Shares	Jan. 28, 2021
Average Annual Return:
1 Year	19.43%
5 Years	13.61%
10 Years	17.22%
After Taxes on Distributions
Average Annual Return:
1 Year	18.19%
5 Years	12.46%
10 Years	15.38%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.26%
5 Years	10.68%
10 Years	13.87%